Employee Benefits (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Compay 401k contribution	50.00%
Savings/profit sharing plan company contribution	$ 696,000	$ 669,000	$ 632,000
Management Security Plan expense	176,000	161,000	150,000
Management Security Plan accrued benefit	1,351,000	1,232,000
Accrued postretirement benefit obligation	357,000	361,000
Net periodic postretirement benefit cost	$ 15,000	$ 5,000	$ 18,000
Net periodic postretirement benefit cost discount rate	4.00%	4.00%	5.00%
Accumulated postretirement benefit obligation discount rate	4.00%	4.00%	5.00%